UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05011

Name of Fund:  CMA Michigan Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited)                                                            (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
Michigan - 94.2%    $      825   Battle Creek, Michigan, Housing Corporation, Housing Revenue Bonds, VRDN,
                                 Series 1997-A, 3.79% due 2/01/2027 (f)                                               $       825

                         2,205   Berrien County, Michigan, Economic Development Corporation Revenue Bonds
                                 (Arlington Corp. Project), VRDN, AMT, 4.15% due 9/01/2016 (f)                              2,205

                         5,000   Detroit, Michigan, GO, TAN, 4.50% due 3/01/2008 (a)                                        5,026

                         1,000   Detroit, Michigan, Special Tax Distributable State Aid, GO, Refunding, VRDN,
                                 5.25% due 5/01/2008 (f)                                                                    1,012

                         4,000   Eagle Tax-Exempt Trust, Wayne County, Michigan, Airport Authority Revenue Bonds,
                                 VRDN, AMT, Series 2006-0016, Class A, 3.83% due 12/01/2029 (d)(f)(g)                       4,000

                         4,850   Eagle Tax-Exempt Trust, Wayne County, Michigan, Airport Authority Revenue Bonds,
                                 VRDN, AMT, Series 2007-0017, Class A, 3.81% due 12/01/2034 (d)(f)(g)                       4,850

                         3,000   Eagle Tax-Exempt Trust, Wayne County, Michigan, Airport Authority Revenue Bonds,
                                 VRDN, AMT, Series 2007-0083, Class A, 3.81% due 12/01/2037 (b)(f)(g)                       3,000

                         2,000   Essexville-Hampton, Michigan, Public Schools, SAN, 4.50% due 5/30/2008                     2,013

                         2,250   Farwell, Michigan, Area Schools, SAN, 4.50% due 8/20/2007                                  2,252

                         4,000   Fenton Charter Township, Michigan, BAN, 3.79% due 8/01/2007                                4,000

                         4,030   Fitzgerald, Michigan, Public School District, GO, PUTTERS, VRDN, Series 561, 3.79%
                                 due 11/01/2012 (a)(f)(g)                                                                   4,030

                         1,085   Genesee County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Bonds (Riegle Press Inc. Project), VRDN, AMT, 3.89% due 8/01/2015 (f)              1,085

                         1,400   Grand Rapids, Michigan, Economic Development Corporation, Limited Obligation, EDR
                                 (Cornerstone University Project), VRDN, 3.75% due 5/01/2034 (f)                            1,400

                           440   Grand Rapids, Michigan, IDR (Custom Printers), VRDN, AMT, 3.89% due 7/01/2015 (f)            440

                           865   Grand Rapids, Michigan, IDR, Refunding (Etheridge Company Project), VRDN, AMT, 3.89%
                                 due 7/01/2009 (f)                                                                            865

                         2,235   Holland Charter Township, Michigan, Economic Development Corporation, Limited
                                 Obligation Revenue Bonds (Chicago Mission 3A Hockey), VRDN, 3.89% due 10/01/2028 (f)       2,235



Portfolio Abbreviations


To simplify the listings of CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
CP           Commercial Paper
EDR          Economic Development Revenue Bonds
FLOATS       Floating Rate Securities
GO           General Obligation Bonds
HDA          Housing Development Authority
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
MERLOTS      Municipal Extendible Receipt Liquidity Optional Tenders
PUTTERS      Puttable Tax-Exempt Receipts
ROCS         Reset Option Certificates
SAN          State Aid Notes
TAN          Tax Anticipation Notes
VRDN         Variable Rate Demand Notes



CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited) (concluded)                                                (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
Michigan            $    1,600   Jackson County, Michigan, Economic Development Corporation, Limited
(concluded)                      Obligation Revenue Bonds (American Tooling Center Project), VRDN, AMT,
                                 4.15% due 6/01/2011 (f)                                                              $     1,600

                         2,000   Lincoln Park, Michigan, School District, SAN, 4% due 8/21/2007                             2,001

                         3,485   Macomb County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Bonds (Aim Plastics, Inc. Project), VRDN, AMT, 4% due 6/01/2037 (f)                3,485

                           500   Marquette County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Bonds (Pioneer Labs Inc. Project), VRDN, AMT, Series A, 3.98% due 6/01/2012 (f)      500

                         2,400   Michigan Higher Education Student Loan Authority Revenue Bonds, FLOATS, VRDN, AMT,
                                 Series 1280, 3.82% due 3/01/2030 (a)(f)(g)                                                 2,400

                         4,825   Michigan Higher Education Student Loan Authority Revenue Bonds, MERLOTS, VRDN, AMT,
                                 Series C-23, 3.84% due 3/01/2026 (f)(g)                                                    4,825

                         8,695   Michigan Higher Education Student Loan Authority, Revenue Refunding Bonds, PUTTERS,
                                 VRDN, AMT, Series 238, 3.83% due 6/01/2019 (a)(f)(g)                                       8,695

                         3,125   Michigan Municipal Bond Authority Revenue Bonds, VRDN, Series A, 4.50% due
                                 8/20/2007 (f)                                                                              3,128

                         2,165   Michigan State Building Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 1478, 3.80% due 10/15/2020 (b)(f)(g)                                                2,165

                         7,100   Michigan State, HDA, CP, 3.70% due 8/01/2007                                               7,100

                         2,000   Michigan State, HDA, Limited Obligation Revenue Bonds (Woodland Meadows Project),
                                 VRDN, AMT, 3.97% due 3/01/2013                                                             2,000

                         2,285   Michigan State, HDA, M/F Limited Obligation Revenue Bonds (Arbors), VRDN, AMT,
                                 Series A, 3.82% due 9/01/2035 (f)                                                          2,285

                         4,500   Michigan State, HDA, Revenue Refunding Bonds, VRDN, AMT, Series B, 3.81% due
                                 6/01/2030 (f)                                                                              4,500

                         2,240   Michigan State Strategic Fund, Limited Obligation, IDR (GNP Real Estate Project),
                                 VRDN, AMT, 3.79% due 7/01/2034 (f)                                                         2,240

                         1,200   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Alphi Manufacturing
                                 Inc. Project), VRDN, AMT, 3.85% due 5/01/2019 (f)                                          1,200

                         2,200   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Apollo Plating
                                 Inc. Project), VRDN, AMT, 3.86% due 3/01/2022 (f)                                          2,200

                         1,315   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Artex Label &
                                 Graphics), VRDN, AMT, 3.89% due 12/01/2022 (f)                                             1,315

                           975   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Automatic
                                 Handling Inc. Project), VRDN, AMT, 3.95% due 7/01/2009 (f)                                   975

                           200   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (BBPV Project),
                                 VRDN, AMT, Series A-2, 4.18% due 1/01/2014 (f)                                               200

                           690   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Biewer of Lansing
                                 LLC Project), VRDN, AMT, 3.87% due 5/01/2019 (f)                                             690

                         2,465   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (C&M Manufacturing
                                 Corporation Inc. Project), VRDN, AMT, 4.15% due 7/01/2014 (f)                              2,465

                           815   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Chambers
                                 Enterprises II Project), VRDN, AMT, 3.89% due 11/01/2018 (f)                                 815

                           730   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Cherry Central
                                 Co-operative Inc. Project), VRDN, 3.95% due 11/01/2013 (f)                                   730

                         5,000   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Continental
                                 Carbonic Products), VRDN, AMT, 3.75% due 3/01/2032 (f)                                     5,000

                         2,000   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Drake Enterprises
                                 Inc. Project), VRDN, AMT, 4.15% due 6/01/2015 (f)                                          2,000

                         3,220   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Environmental
                                 Quality Company Project), VRDN, AMT, 3.89% due 5/01/2026 (f)                               3,220

                         2,845   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (FMS Walker LLC
                                 Project), VRDN, AMT, 3.86% due 7/01/2029 (f)                                               2,845

                         2,015   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Forest City
                                 Technologies), VRDN, AMT, 3.85% due 9/01/2015 (f)                                          2,015

                         1,600   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Glastender Inc.
                                 Project), VRDN, AMT, 4.15% due 12/01/2010 (f)                                              1,600

                         2,475   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Golden Keys
                                 Development LLC Project), VRDN, AMT, 4.15% due 3/01/2018 (f)                               2,475

                         4,785   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Hausbeck Pickle
                                 Company Project), VRDN, AMT, 3.89% due 3/01/2037 (f)                                       4,785

                           675   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Imperial Metal
                                 Products Company Project), VRDN, AMT, 3.87% due 7/01/2020 (f)                                675

                           385   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Inalfa-Hollandia
                                 Inc. Project), VRDN, AMT, 3.89% due 5/01/2016 (f)                                            385

                         1,245   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Innotec Corporation
                                 Project), VRDN, AMT, 3.87% due 9/01/2034 (f)                                               1,245

                         1,000   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Jo-Mar Family LLC/
                                 Troy Tube and Manufacturing Company Project), VRDN, AMT, 3.86% due 12/01/2026 (f)          1,000

                         1,405   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Karona Inc. Project),
                                 VRDN, AMT, 3.90% due 12/01/2015 (f)                                                        1,405

                         1,420   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Kerkstra Precast
                                 Inc. Project), VRDN, AMT, 3.89% due 5/01/2025 (f)                                          1,420

                           735   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (M&P Capital LLC
                                 Project), VRDN, AMT, Series A, 3.86% due 6/01/2034 (f)                                       735

                           975   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Merrill Tool
                                 Holdings Co. Project), VRDN, AMT, Series A, 3.90% due 6/01/2025 (f)                          975

                         1,550   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Merrill Tool
                                 Holdings Co. Project), VRDN, AMT, Series B, 3.90% due 6/01/2025 (f)                        1,550

                         1,600   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Morrell Inc.
                                 Project), VRDN, AMT, 3.89% due 5/01/2022 (f)                                               1,600

                         1,215   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Motor City Mold
                                 Inc. Project), VRDN, AMT, 3.90% due 3/01/2021 (f)                                          1,215

                         2,300   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Park Realty LLC),
                                 VRDN, AMT, Series A, 3.89% due 9/01/2026 (f)                                               2,300

                         2,150   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Partalis Properties
                                 Project), VRDN, AMT, 3.96% due 10/01/2028 (f)                                              2,150

                           800   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Pioneer Labs Inc.
                                 Project), VRDN, AMT, 3.87% due 9/01/2012 (f)                                                 800

                         6,720   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Pioneer Metal
                                 Finishing Project), VRDN, AMT, 3.85% due 11/01/2008 (f)                                    6,720

                         4,895   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Plascore Inc.
                                 Project), VRDN, AMT, 4% due 3/01/2032 (f)                                                  4,895

                         1,340   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (RS Development
                                 LLC Project), VRDN, AMT, 3.86% due 8/01/2023 (f)                                           1,340

                         2,400   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Richwood Industries
                                 Inc. Project), VRDN, AMT, 4.15% due 9/01/2030 (f)                                          2,400

                         3,660   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Riverwalk Properties
                                 LLC Project), VRDN, AMT, 3.89% due 8/01/2021 (f)                                           3,660

                         4,800   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Skyway Precision,
                                 Inc. Project), VRDN, AMT, 3.86% due 3/01/2023 (f)                                          4,800

                         5,400   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (SureFil Properties
                                 LLC Project), VRDN, AMT, 4% due 4/01/2032 (f)                                              5,400

                           535   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (TEI Investments LLC),
                                 VRDN, AMT, 3.89% due 2/01/2022 (f)                                                           535

                           300   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Thermo-Forms, Inc.
                                 Project), VRDN, AMT, 3.94% due 11/01/2023 (f)                                                300

                         1,630   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Ultra Aluminum
                                 Manufacturing, Inc. Project), VRDN, AMT, 3.86% due 7/01/2028 (f)                           1,630

                         3,700   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Universal Forest
                                 Products Project), VRDN, AMT, 3.89% due 12/01/2022 (f)                                     3,700

                         1,300   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Vector Investments
                                 LLC Project), VRDN, AMT, 3.98% due 2/01/2020 (f)                                           1,300

                         2,000   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (WDKK Development
                                 LLC Project), VRDN, AMT, 3.89% due 1/01/2024 (f)                                           2,000

                           200   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Whitehall Industries),
                                 VRDN, AMT, Series A-6, 4.18% due 1/01/2014 (f)                                               200

                         1,795   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Zatkoff Properties
                                 Ltd. Project), VRDN, AMT, 3.87% due 3/01/2024 (f)                                          1,795

                         3,165   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Jedco Inc.
                                 Project), VRDN, AMT, 4% due 11/01/2015 (f)                                                 3,165

                         1,410   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Sintel, Inc.
                                 Project), VRDN, AMT, 3.86% due 10/01/2030 (f)                                              1,410

                         2,295   Michigan State Strategic Fund Revenue Bonds (Russell Investment Company Project),
                                 VRDN, AMT, 3.86% due 5/01/2027 (f)                                                         2,295

                         2,500   Michigan State University, General Revenue Bonds, FLOATS, VRDN, Series A2, 3.75%
                                 due 8/15/2022 (f)(g)                                                                       2,500

                         5,000   Municipal Securities Trust Certificates, Wayne County, Michigan, Airport Authority
                                 Revenue Bonds, VRDN, AMT, Series 3070, Class A, 3.81% due 10/29/2015 (b)(f)(g)             5,000

                        10,000   Northville, Michigan, Public Schools, SAN, 4.50% due 8/20/2007                            10,009

                           500   Oakland County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Bonds (Easom Automation System Project), VRDN, AMT, 3.87% due 11/01/2029 (f)         500

                         3,055   Oakland County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Bonds (Marian High School Inc. Project), VRDN, 3.80% due 5/01/2037 (f)             3,055

                         2,100   Oakland County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Bonds (Schain Mold & Engineering), VRDN, AMT, 4.15% due 4/01/2021 (f)              2,100

                         2,900   Oakland County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Refunding Bonds (Pratt & Miller Engineering), VRDN, AMT, 3.79% due
                                 10/01/2029 (f)                                                                             2,900

                         1,600   Rockford, Michigan, IDR, Limited Obligation (Alloy Exchange Project), VRDN, AMT,
                                 4.15% due 9/01/2019 (f)                                                                    1,600

                         5,600   Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (William Beaumont Hospital), VRDN, Series U, 3.80% due 1/01/2020 (a)(f)                    5,600

                         2,300   Saginaw County, Michigan, Economic Development Corporation Revenue Bonds (Al-Fe Heat
                                 Treating Project), VRDN, AMT, 3.85% due 2/01/2010 (f)                                      2,300

                         1,000   Saline, Michigan, Area Schools, GO, VRDN, 6% due 5/01/2008 (b)(f)                          1,018

                         1,570   Sanilac County, Michigan, Economic Development Revenue Bonds (Llink Technologies LLC
                                 Project), VRDN, AMT, 3.86% due 10/01/2028 (f)                                              1,570

                         3,665   UBS Municipal CRVS Trust, Parchment, Michigan, School District, GO, FLOATS, VRDN,
                                 Series 07-1017, 3.78% due 5/01/2015 (c)(f)(g)                                              3,665

                         5,000   University of Michigan, CP, 3.76% due 7/17/2007                                            5,000

                         1,200   University of Michigan, University Hospital Revenue Bonds, VRDN, Series B, 3.73%
                                 due 12/01/2025 (f)                                                                         1,200

                         1,200   University of Michigan, University Hospital Revenue Refunding Bonds, VRDN, Series A,
                                 3.80% due 12/01/2019 (f)                                                                   1,200

                         4,300   University of Michigan, University Hospital Revenue Refunding Bonds, VRDN, Series A-2,
                                 3.90% due 12/01/2024 (f)                                                                   4,300

                         1,075   Wayne County, Michigan, Airport Authority Revenue Bonds, FLOATS, VRDN, AMT, Series
                                 1327, 3.82% due 12/01/2026 (d)(f)(g)                                                       1,075

                         6,795   Wayne County, Michigan, Airport Authority Revenue Bonds, ROCS, VRDN, AMT, Series
                                 II-R-442, 3.82% due 12/01/2029 (d)(f)(g)                                                   6,795

                         4,555   Wayne County, Michigan, Airport Authority Revenue Bonds, ROCS, VRDN, AMT, Series
                                 II-R-9009, 3.82% due 12/01/2034 (d)(f)(g)                                                  4,555


Puerto Rico - 1.4%       3,600   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Bonds, PUTTERS, VRDN, Series 246, 3.75% due 7/01/2027 (c)(f)(g)                    3,600


U.S. Virgin              9,725   Virgin Islands Public Finance Authority Revenue Refunding Bonds, ROCS, VRDN,
Islands - 3.6%                   Series II-R-277, 3.81% due 10/01/2024 (e)(f)(g)                                            9,725

                                 Total Investments (Cost - $264,959*) - 99.2%                                             264,959
                                 Other Assets Less Liabilities - 0.8%                                                       2,161
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   267,120
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Radian Insured.

(f) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(g) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Michigan Municipal Money Fund of
CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Michigan Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Michigan Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       CMA Michigan Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007